Subsequent Events (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands		1 Months Ended					12 Months Ended
	Feb. 11, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 28, 2021 EUR (€)	Feb. 23, 2021 ILS (₪)	Feb. 23, 2021 EUR (€)	Jan. 31, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Feb. 28, 2021 EUR (€)	Feb. 23, 2021 $ / shares	Feb. 23, 2021 ILS (₪) ₪ / shares	Feb. 23, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Aggregate principal amount															€ 198,169			€ 93,320
Gross proceeds from the offering							€ 21,275	€ 7,807
Shares issued price per share | $ / shares														$ 10.00			$ 10.00		$ 10.00
Aggregate repayment amount							€ 26,923	€ 9,836	€ 4,668
Ellomay Pumped Storage [Member]
Disclosure of classes of share capital [line items]
Interest rate															75.00%
Proportion of ownership interest							75.00%
E.R.Z [Member]
Disclosure of classes of share capital [line items]
Interest rate															33.00%
Proportion of ownership interest							33.00%
Manara PSP [Member]
Disclosure of classes of share capital [line items]
Interest rate															83.333%
Proportion of ownership interest							83.333%
Euro [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount																€ 750
Interest rate																3.00%
Manara PSP [Member]
Disclosure of classes of share capital [line items]
Interest rate	3.25%
Proportion of ownership interest						83.333%
Manara PSP [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
Interest rate	2.40%
Manara PSP [Member] | Tranche Two [Member]
Disclosure of classes of share capital [line items]
Interest rate	4.35%
Manara PSP [Member] | Ellomay PS [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest		75.00%	75.00%
Manara PSP [Member] | Sheva Mizrakot [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest		33.00%	33.00%
Manara PSP [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount	€ 300,000
Manara PSP [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount	€ 11,800
Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount													€ 25,592
Issuance expenses					€ 25,735
Series C Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount | ₪												₪ 100,939
Gross proceeds from the offering | ₪				₪ 102,400
Issuance expenses | ₪				101,500
Series D Debentures [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount													€ 15,720
Interest rate												1.20%	1.20%
Conversion price | $ / shares											$ 41.8
Series D Debentures [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Issuance expenses					€ 15,669
Series D Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount | ₪												₪ 62,000
Gross proceeds from the offering | ₪				62,600
Issuance expenses | ₪				₪ 61,800
Shares issued price per share | ₪ / shares												₪ 10.00
Conversion price | ₪ / shares												₪ 165
Series B Debentures [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount										€ 21,500
Accrued interest										160
Prepayment charge										€ 860
Aggregate repayment amount			€ 22,500
Series B Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Aggregate principal amount | ₪		₪ 86,300
Accrued interest | ₪		700
Prepayment charge | ₪		3,400
Aggregate repayment amount | ₪		₪ 90,400
Construction Period [Member] | Manara PSP [Member]
Disclosure of classes of share capital [line items]
Interest rate	3.90%
Senior Secured Tranche[Member] | Manara PSP [Member]
Disclosure of classes of share capital [line items]
Maturity period	19 years 6 months